Document And Entity Information	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Entity Central Index Key	0001066130
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-29870
Entity Registrant Name	LINEAR MINERALS CORP.
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	Suite 2421, 1055 West Georgia Street
Entity Address, Address Line Two	Vancouver
Entity Address, City or Town	British Columbia
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 3P3
Entity Common Stock, Shares Outstanding	84,335,286
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Financial Statement Error Correction [Flag]	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Suite 2421, 1055 West Georgia Street
Entity Address, Address Line Two	Vancouver
Entity Address, City or Town	British Columbia
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 3P3
Contact Personnel Name	Gurminder Sangha
City Area Code	(604)
Local Phone Number	375-6005